Recent accounting pronouncements and future accounting policy changes	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Recent accounting pronouncements and future accounting policy changes	Recent accounting pronouncements and future accounting policy changes:
The following is an overview of accounting standard changes that the Corporation will be required to adopt in future years. The Corporation expects to adopt these standards as at their effective dates and will continue to evaluate the impact of these standards on the consolidated financial statements.
(a)Amendments to References to the Conceptual Framework in IFRS Standards
On March 29, 2018 the IASB issued a revised version of its Conceptual Framework for Financial Reporting (“the Framework”) that underpins IFRS Standards. The IASB also issued Amendments to References to the Conceptual Framework in IFRS Standards (“the Amendments”) to update references in IFRS Standards to previous versions of the Conceptual Framework.
Some Standards include references to the 1989 and 2010 versions of the Framework. The IASB has published a separate document which contains consequential amendments to affected Standards so that they refer to the new Framework, with the exception of IFRS 3 Business Combinations which continues to refer to both the 1989 and 2010 Frameworks.
Both documents are effective from January 1, 2020 with earlier application permitted. The Corporation intends to adopt the Amendments in its financial statements for the annual period beginning on January 1, 2020. The adoption of the Amendments is not expected to have a material impact on the Corporation's financial statements.
(b)Definition of a Business (Amendments to IFRS 3 Business Combinations)
On October 22, 2018 the IASB issued amendments to IFRS 3 Business Combinations, that seek to clarify whether a transaction results in an asset or a business combination.
The amendments include an election to use a concentration test. This is a simplified assessment that results in an asset acquisition if substantially all of the fair value of the gross assets is concentrated in a single identifiable asset or a group of similar identifiable assets. If a preparer chooses not to apply the concentration test, or the test is failed, then the assessment focuses on the existence of a substantive process.
The amendments apply to businesses acquired in annual reporting periods beginning on or after January 1, 2020 with earlier adoption permitted. The Corporation intends to adopt the amendments in its financial statements for the annual reporting period beginning on January 1, 2020. The adoption of the Amendments is not expected to have a material impact on the Corporation's financial statements.
6.  Recent accounting pronouncements and future accounting policy changes (cont'd):
(c)Definition of Material (Amendments to IAS 1 and IAS 8)
On October 31, 2018 the IASB refined its definition of material and removed the definition of material omissions or misstatements from IAS 8.
The definition of material has been aligned across IFRS Standards and the Conceptual Framework for Financial Reporting. The amendments provide a definition and explanatory paragraphs in one place. Pursuant to the amendments, information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.
The amendments are effective for annual periods beginning on or after January 1, 2020 with earlier adoption permitted. The Corporation intends to adopt the amendments in its financial statements for the annual reporting period beginning on January 1, 2020. The adoption of the Amendments is not expected to have a material impact on the Corporation's financial statements.